Discontinued Operations (Balance Sheet Disclosures Of Discontinued Operations) (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Discontinued Operations [Abstract]
Operating properties held for sale	$ 35,079,125	$ 58,638,227
Other assets	1,256,834	2,270,906
Assets held-for-sale	36,335,959	60,909,133
Property indebtedness	20,567,929	39,481,392
Other liabilities	9,735,932	13,679,859
Liabilities related to assets held for sale	$ 30,303,861	$ 53,161,251